SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventory and Capitalized Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Accounting Policies [Abstract]
Increase in carrying value of inventories	$ 1	$ 15	$ 7
Capitalized salaries and related costs	$ 6	$ 6	$ 7